Inventories	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
INVENTORIES

NOTE 5 – INVENTORIES

As of June 30, 2025 and December 31, 2024, the Company had finished goods of €2,588,272 and €1,951,822, respectively.

During the six months ended June 30, 2025 and 2024, the Company recorded provision on slowing moving inventory in the statements of operations of €0 and €49,362, respectively, and recovery on provision on slowing moving inventory in the statements of operations of €402,908 and €312,563, respectively.

The Company outsourced the management of inventories to a third party with all the inventories located in a warehouse owned by the third party. The Company pays a monthly fee to the warehouse company for insurance coverage of the inventories, as stated in the agreement between both parties.